Inventories (Schedule Of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Raw materials		$ 139
Work-in-process
Finished goods	550	941
Inventory	550	1,080
Inventory reserves	(550)	(982)
Total inventories		$ 98